Long-Term Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Long-Term Debt
Schedule of long-term debt and capital leases

	September 30, 2013	December 31, 2012
Senior subordinated unsecured notes due 2019	$950,000	$950,000
Senior subordinated unsecured notes purchased by the Company's subsidiary	(15,000)	(15,000)
Senior PIK Toggle Notes due 2017	—	437,175
Senior secured term loan due 2018 (4.00% at September 30, 2013)	1,301,475	1,160,609
ABL Facility	—	125,000
Notes due at various dates from 2013 to 2022 with interest rates from 6% to 10%	861	1,149
Capital lease obligations due at various dates from 2013 to 2018	387	447

	2,237,723	2,659,380
Less current portion	(12,316)	(12,282)

Total long-term debt	$2,225,407	$2,647,098

  Long-term debt and capital leases consisted of the following at December 31:

	2012	2011
Senior unsecured notes due 2019	$950,000	$950,000
Senior unsecured notes purchased by Holding subsidiary	(15,000)	—
Senior PIK Toggle Notes due 2017	$437,175	—
Senior secured term loan due 2018 (5.25% at December 31, 2012 and 2011)	1,160,609	1,421,101
ABL Facility	125,000	—
Notes due at various dates from 2013 to 2022 with interest rates from 6% to 10%	1,149	590
Capital lease obligations due at various dates from 2013 to 2018	447	598

	2,659,380	2,372,289
Less current portion	(12,282)	(14,590)

Total long-term debt	$2,647,098	$2,357,699